Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”)

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

German American Capital Corporation

Deutsche Bank Securities Inc.

Goldman Sachs Mortgage Company

Goldman Sachs & Co. LLC

Goldman Sachs Bank USA

(collectively, the “Specified Parties”)

Re:	BX Trust 2025-ARIA (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2025-ARIA (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Trust Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 2 December 2025. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Trust Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loan,
iii.	Whether the originator(s) of the Trust Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

2 December 2025

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of a portion of a fixed rate commercial mortgage loan (the “Senior Trust Note(s)” and “Junior Note(s),” respectively, and collectively, the “Trust Loan”),
b.	The Trust Loan is part of a split loan structure consisting of the Trust Loan and certain other promissory notes (collectively, the “Companion Loan(s),” together with the Senior Trust Note(s), the “Senior Note(s),” and the Senior Note(s) together with the Junior Note(s), the “Whole Loan”),
c.	The Companion Loan(s) will not be assets of the Issuing Entity and are pari passu in right of payment to the Senior Trust Note(s) and will be senior in right of payment to the Junior Note(s) and
d.	The Whole Loan will be secured primarily by a portfolio of commercial properties (each, a “Property” and collectively, the “Properties”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Whole Loan and Properties that is expected to be as of 9 December 2025 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

Attachment A Page 2 of 5

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Whole Loan and Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Whole Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Maturity Date,

as shown on the Final Data File, we recalculated the “Original Mortgage Loan Term” of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning and
b.	Original Mortgage Loan Term,

as shown on the Final Data File, we recalculated the “Remaining Mortgage Loan Term to Maturity” of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 5

7.	The applicable Source Document(s) indicate that the Whole Loan is interest-only for its entire term. Based on this information, the Depositor instructed us to:
a.	Use “0” for the:
i.	Original amortization term of the Whole Loan (the “Original Mortgage Loan Amortization Term”) and
ii.	Remaining amortization term of the Whole Loan (the “Remaining Mortgage Loan Amortization Term”),
b.	Use the “Original Mortgage Loan Term,” as shown on the Final Data File, for the original interest-only period of the Whole Loan (the “Mortgage Loan IO Period”),
c.	Use the “Original In-Trust A Mortgage Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Senior Trust Note(s) as of the Reference Date (the “Cut-off Date In-Trust A Mortgage Balance”) and
ii.	Principal balance of the Senior Trust Note(s) as of the “Maturity Date” of the Mortgage Loan (the “In-Trust A Maturity Mortgage Balance”),
d.	Use the “Original Non-Trust A Mortgage Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Companion Loan(s) as of the Reference Date (the “Cut-off Date Non-Trust A Mortgage Balance”) and
ii.	Principal balance of the Companion Loan(s) as of the “Maturity Date” of the Mortgage Loan (the “Non-Trust A Maturity Mortgage Balance”) and
e.	Use the “Original In-Trust B Mortgage Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Junior Note(s) as of the Reference Date (the “Cut-off Date In-Trust B Mortgage Balance”) and
ii.	Principal balance of the Junior Note(s) as of the “Maturity Date” of the Whole Loan (the “In-Trust B Maturity Mortgage Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Original In-Trust A Mortgage Balance,
b.	Original Non-Trust A Mortgage Balance,
c.	Original In-Trust B Mortgage Balance,
d.	Cut-off Date In-Trust A Mortgage Balance,
e.	Cut-off Date Non-Trust A Mortgage Balance,
f.	Cut-off Date Non-Trust B Mortgage Balance,
g.	In-Trust A Maturity Mortgage Balance,
h.	Non-Trust A Maturity Mortgage Balance and
i.	In-Trust B Maturity Mortgage Balance,

as shown on the Final Data File, we recalculated the:

i.	Original Whole Loan Balance,
ii.	Cut-off Date Whole Loan Balance and
iii.	Maturity Date Whole Loan Balance

of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 5

9.	Using the:
a.	Original Whole Loan Balance,
b.	Mortgage Loan Interest Rate and
c.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Monthly Debt Service and
ii.	Mortgage Loan Annual Debt Service

of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service” of the Whole Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Original Whole Loan Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service” of the Whole Loan as twelve (12) times the “Mortgage Loan Monthly Debt Service.”

10.	Using the:
a.	Leased Fee Appraised Value,
b.	Cut-off Date Whole Loan Balance,
c.	Maturity Date Whole Loan Balance,
d.	Mortgage Loan Annual Debt Service,
e.	Underwritten NOI,
f.	Underwritten NCF,
g.	TTM NOI,
h.	TTM NCF and
i.	Total Rooms,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Cut-off Date Whole Loan LTV,
ii.	Maturity Date Whole Loan LTV,
iii.	Whole Loan Underwritten NOI DY,
iv.	Whole Loan TTM NOI DY,
v.	Whole Loan Underwritten NCF DY,
vi.	Whole Loan TTM NCF DY,
vii.	Whole Loan Underwritten NOI DSCR,
viii.	Whole Loan TTM NOI DSCR,
ix.	Whole Loan Underwritten NCF DSCR,
x.	Whole Loan TTM NCF DSCR and
xi.	Cut-Off Date Whole Loan Balance per Room

of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 5

10. (continued)

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through vi. above to the nearest 1/10th of one percent and
b.	Round the characteristics listed in vii. through x. above to two decimal places.

11.	Using the:
a.	Master Servicing Fee Rate and
b.	Primary Servicing Fee Rate,

as shown on the Final Data File, we recalculated the “Servicer Fee” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Servicer Fee,
b.	Trustee & Paying Agent Fee,
c.	Operating Advisor Fee and
d.	CREFC Fee,

as shown on the Final Data File, we recalculated the “Admin. Fee” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	Admin. Fee and
b.	Mortgage Loan Interest Rate,

as shown on the Final Data File, we recalculated the “Net Mortgage Interest Rate” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Whole Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement (see Note 1)	29 November 2025

Promissory Note (see Note 1)	28 November 2025

Cash Management Agreement (see Note 1)	29 November 2025

Deposit Account Control Agreement (see Note 1)	28 November 2025

Guaranty Agreement (see Note 1)	28 November 2025

Environmental Indemnity Agreement (see Note 1)	28 November 2025

Non-Consolidation Opinion (see Note 1)	28 November 2025

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	27 November 2025

Engineering Reports (see Note 1)	1 December 2025

Environmental Phase I Reports (see Note 1)	1 December 2025

Underwriter’s Summary Report	Not Dated

Pro Forma Title Policies	Not Dated

Master Lease	28 September 2021

Lease Documents	Various

Prior Securitization Underwriter’s Summary Report	Not Dated

Prior Securitization Rating Agency Report	7 October 2021

Las Vegas Market Reports	Not Dated

MGM Corporation Documents	Various

Sponsor Documents	Various

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Hotel Room Type Report	Not Dated

Capital Expenditure Report	Not Dated

Property Fact Sheet	Not Dated

Room Type Report	Not Dated

Note:

1.	The indicated provided Source Document(s) are draft document(s) with the Source Document Date reflecting the latest date of receipt. For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A Page 1 of 6

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address	Appraisal Report
City	Appraisal Report
State	Appraisal Report
County	Appraisal Report
Zip Code	Appraisal Report
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Opened	Appraisal Report
Year Renovated	Appraisal Report
Total Rooms	Underwriter’s Summary Report

Third Party Information:

Characteristic	Source Document(s)

Leased Fee Appraised Value	Appraisal Report
Appraisal Cap Rate	Appraisal Report
Date of Leased Fee Appraisal (Valuation Date)	Appraisal Report
Fee Simple Appraised Value	Appraisal Report
Date of Fee Simple Appraisal (Valuation Date)	Appraisal Report
Phase I Date	Environmental Phase I Report
Engineering Report Date	Engineering Report

Exhibit 2 to Attachment A Page 2 of 6

Underwriting Information:

Characteristic	Source Document(s)

TTM Date	Underwriter’s Summary Report
2022 Available Room Nights	Underwriter’s Summary Report
2023 Available Room Nights	Underwriter’s Summary Report
2024 Available Room Nights	Underwriter’s Summary Report
TTM Available Room Nights	Underwriter’s Summary Report
2022 Occupied Room Nights	Underwriter’s Summary Report
2023 Occupied Room Nights	Underwriter’s Summary Report
2024 Occupied Room Nights	Underwriter’s Summary Report
TTM Occupied Room Nights	Underwriter’s Summary Report
2022 Occupancy	Underwriter’s Summary Report
2023 Occupancy	Underwriter’s Summary Report
2024 Occupancy	Underwriter’s Summary Report
TTM Occupancy	Underwriter’s Summary Report
2022 Average Daily Room Rate	Underwriter’s Summary Report
2023 Average Daily Room Rate	Underwriter’s Summary Report
2024 Average Daily Room Rate	Underwriter’s Summary Report
TTM Average Daily Room Rate	Underwriter’s Summary Report
2022 RevPAR	Underwriter’s Summary Report
2023 RevPAR	Underwriter’s Summary Report
2024 RevPAR	Underwriter’s Summary Report
TTM RevPAR	Underwriter’s Summary Report
2022 Room Revenue	Underwriter’s Summary Report
2023 Room Revenue	Underwriter’s Summary Report
2024 Room Revenue	Underwriter’s Summary Report
TTM Room Revenue	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 6

Underwriting Information: (continued)

Characteristic	Source Document(s)

2022 Total Revenue	Underwriter’s Summary Report
2023 Total Revenue	Underwriter’s Summary Report
2024 Total Revenue	Underwriter’s Summary Report
TTM Total Revenue	Underwriter’s Summary Report
2022 Total Expenses	Underwriter’s Summary Report
2023 Total Expenses	Underwriter’s Summary Report
2024 Total Expenses	Underwriter’s Summary Report
TTM Total Expenses	Underwriter’s Summary Report
2022 NOI	Underwriter’s Summary Report
2023 NOI	Underwriter’s Summary Report
2024 NOI	Underwriter’s Summary Report
TTM NOI	Underwriter’s Summary Report
2022 CapEx	Underwriter’s Summary Report
2023 CapEx	Underwriter’s Summary Report
2024 CapEx	Underwriter’s Summary Report
TTM CapEx	Underwriter’s Summary Report
2022 NCF	Underwriter’s Summary Report
2023 NCF	Underwriter’s Summary Report
2024 NCF	Underwriter’s Summary Report
TTM NCF	Underwriter’s Summary Report
Underwritten Available Room Nights	Underwriter’s Summary Report
Underwritten Occupied Room Nights	Underwriter’s Summary Report
Underwritten Occupancy	Underwriter’s Summary Report
Underwritten Average Daily Room Rate	Underwriter’s Summary Report
Underwritten RevPAR	Underwriter’s Summary Report
Underwritten Room Revenue	Underwriter’s Summary Report
Underwritten Total Revenue	Underwriter’s Summary Report
Underwritten Total Expenses	Underwriter’s Summary Report
Underwritten NOI	Underwriter’s Summary Report
Underwritten CapEx	Underwriter’s Summary Report
Underwritten NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 4 of 6

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Mortgage Loan Agreement
Monthly Tax Escrow	Mortgage Loan Agreement
Terms/Description of Springing Tax Escrow (If applicable)	Mortgage Loan Agreement
Initial Insurance Escrow	Mortgage Loan Agreement
Monthly Insurance Escrow	Mortgage Loan Agreement
Terms/Description of Springing Insurance Escrow (If applicable)	Mortgage Loan Agreement
Replacement Reserves Initial Deposit Amount	Mortgage Loan Agreement
Replacement Reserves Monthly Deposit Amount	Mortgage Loan Agreement
Terms/Description of Springing Replacement Reserves	Mortgage Loan Agreement
Upfront Licensing Fee Escrow	Mortgage Loan Agreement
Monthly Licensing Fee Escrow	Mortgage Loan Agreement
Terms/Description of Springing Licensing Fee Reserves	Mortgage Loan Agreement
Upfront OpEx Shortfall Escrow	Mortgage Loan Agreement
Monthly OpEx Shortfall Escrow	Mortgage Loan Agreement
Terms/Description of Springing OpEx Shortfall Reserves	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 5 of 6

Whole Loan Information:

Characteristic	Source Document(s)

First Payment Date	Mortgage Loan Agreement
Borrower Entity	Mortgage Loan Agreement
Guarantor	Guaranty Agreement
Payment Day of Month (and Business Day Convention)	Mortgage Loan Agreement
Payment Grace Period Event of Default	Mortgage Loan Agreement
Payment Grace Period Event of Late Fee	Mortgage Loan Agreement
Interest Accrual Period Start	Mortgage Loan Agreement
Interest Accrual Period End	Mortgage Loan Agreement
Rate Type	Mortgage Loan Agreement
Amortization Type	Mortgage Loan Agreement
Accrual Basis	Mortgage Loan Agreement
Partial Collateral Release (Y/N)	Mortgage Loan Agreement
Partial Collateral Release Description	Mortgage Loan Agreement
Substitution Allowed (Y/N)	Mortgage Loan Agreement
Substitution Provision Description	Mortgage Loan Agreement
Assumption Fee	Mortgage Loan Agreement
LockBox (Y/N)	Mortgage Loan Agreement
LockBox In-Place (Y/N)	Mortgage Loan Agreement
Lockbox Type	Mortgage Loan Agreement
Cash Management	Mortgage Loan Agreement
Terms/Description of Springing Lockbox (If applicable)	Mortgage Loan Agreement
Terms/Description of Cash Sweep (If applicable)	Mortgage Loan Agreement
Additional Debt Permitted	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 6 of 6

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Leased Fee Appraised Value,” “Appraisal Cap Rate” and “Date of Leased Fee Appraisal (Valuation Date)” characteristics, the Depositor instructed us to use the appraised value, capitalization rate and date, respectively, as shown in the applicable Source Document(s), associated with the “Appraisal Type,” as shown on the Preliminary Data File.

3.	For the purpose of comparing the “Fee Simple Appraised Value” and “Date of Fee Simple Appraisal (Valuation Date)” characteristics for each Property, the Depositor instructed us to use the applicable “Hypothetical Fee Simple” appraised value and date, respectively, as shown in the applicable Source Document(s) for each Property.

4.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

5.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) or manager(s) to direct the master tenant to deposit rents directly to a lockbox account controlled by the lender(s).

6.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s), and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name
Loan Purpose
Sponsor
Original In-Trust A Mortgage Balance
Original Non-Trust A Mortgage Balance
Original In-Trust B Mortgage Balance
Note Date
Maturity Date
Mortgage Loan Interest Rate
Prepayment String
Seismic Report Date
Seismic PML%
Phase II Date
Appraisal Type
Ownership Interest
Ground Lease? (Y/N)
Ground Lease Expiration Date
Ground Lease Extension Terms
Annual Ground Lease Payment
Ground Lease Escalation Terms
Master Servicing Fee Rate
Primary Servicing Fee Rate
Trustee & Paying Agent Fee
Operating Advisor Fee
CREFC Fee

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.